Income Taxes - Summary of Net Operating Losses and Tax Credit Carryforwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Federal
Income Taxes [Line Items]
Tax credits, Amount	$ 5,309
Federal | Maximum [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration year	2042
Tax credit carryforwards expiration year	2042
Federal | Minimum [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration year	2039
Tax credit carryforwards expiration year	2041
Federal | Starting from January 1, 2018
Income Taxes [Line Items]
Net operating losses, Amount	$ 75,730
Net operating losses, Expiration Years description	Do Not Expire
State
Income Taxes [Line Items]
Net operating losses, Amount	$ 3,195
Tax credits, Amount	$ 592
Tax credits, Expiration Years Description	Do Not Expire